Other current assets Narrative (Detail) - Miscellaneous current assets narrative [member] - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other non current assets [line items]
Receivable related to factoring included trade receivables	€ 445	€ 646	€ 541
Indemnification assets	€ 222